Fair Value of Financial Instruments (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 5 — Fair Value of Financial Instruments
The Company’s financial instruments consist of cash and cash equivalents, marketable securities, and warrants.
Pursuant to the requirements of Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement,” the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:
•	Level 1 — Financial instruments with unadjusted quoted prices listed on active market exchanges.
•
Level 2 — Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over-the-counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

•
Level 3 — Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

All cash equivalents and marketable securities are considered Level 1 measurements for all periods presented.
The available-for-sale marketable securities primarily consist of investment-grade, U.S.-dollar-denominated fixed and floating rate debt, measured at fair value on a recurring basis.

	September 30, 2023		December 31, 2022
(in thousands)	Fair Value	Level 1	Fair Value	Level 1
Marketable securities	$0	$0	$569	$569
The fair value of the Company’s common stock warrant liability related to the investor warrants issued in the October 2022 Offering was calculated using a Monte Carlo valuation model and was classified as Level 3 in the fair value hierarchy.
The following is a roll-forward of the fair value of the Level 3 warrants:

(in thousands)
Balance at December 31, 2022	$6,868
Change in fair value	755
Balance at January 4, 2023 (revaluation date)	7,623
Warrants reclassified to equity	(7,623)
Balance at September 30, 2023	$—

Note 6—Fair Value of Financial Instruments
The Company’s financial instruments consist of cash and cash equivalents, marketable securities, and warrants.
Pursuant to the requirements of ASC Topic 820 “Fair Value Measurement,” the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:
•	Level 1 - Financial instruments with unadjusted quoted prices listed on active market exchanges.
•
Level 2 - Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over-the-counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

•
Level 3 - Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

All cash equivalents and marketable securities are considered Level 1 measurements for all periods presented.
The available-for-sale marketable securities primarily consist of investment-grade, U.S. dollar-denominated fixed and floating-rate debt, measured at fair value on a recurring basis.

	2022		2021
(Dollars in thousands)	Fair Value	Level 1	Fair Value	Level 1
Marketable securities	$569	$569	$15,463	$15,463
The fair value of the Company’s common stock warrant liability related to the investor warrants issued in the October 2022 public offering, was calculated using a Monte Carlo valuation model and was classified as Level 3 in the fair value hierarchy.
The following is a roll-forward of the fair value of Level 3 warrants:

(in thousands)
October 18, 2022 warrant issuance	$18,695
Change in fair value	(11,827)
Ending balance December 31, 2022	$6,868
Fair values were calculated using the following assumptions:

	Oct. 18, 2022	Dec. 31, 2022
Risk-free interest rates, adjusted for continuous compounding	4.16%	3.97%
Term (years)	6.18	6.11
Expected volatility	141.5%	145.3%
Dates and probability of future equity raises	various	various
A significant change in the inputs used for the Monte Carlo and Black Scholes valuation models, such as the expected volatility, risk-free interest rate, or probability of future equity financings, in isolation, would result in significantly higher or lower fair value measurements. In combination, changes in these inputs could result in a significantly higher or lower fair value measurement if the input changes were to be aligned or could result in a minimally higher or lower fair value measurement if the input changes were of a compensating nature.